Schedule of Fixed Assets (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 2,477,622	$ 1,073,163	$ 1,086,959
Less: accumulated depreciation	(110,205)	(84,627)	(83,946)
Total	2,367,417	988,536	1,003,013
Land [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	138,248	138,248	138,248
Building [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	473,971	473,971	473,971
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	30,902	30,902	56,502
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	6,495	6,495	34,409
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 1,828,006	$ 423,547	$ 383,829